Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes Attributable to Continuing Operations

The components of the provision for income taxes attributable to continuing operations for 2012, 2011 and 2010 are as follows:

(in millions)	2012	2011	2010
Current income tax expense:
U.S. federal	$52.9	$1.4	$2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5.0	2.9

Total	127.9	92.8	77.6

Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5

Total	19.7	32.9	45.2

Total income tax provision	$147.6	$125.7	$122.8

Difference between Federal Statutory Income Tax Rate and Reported Income Tax Rate

The difference between the federal statutory income tax rate and the Company’s reported income tax rate as a percentage of income from operations for 2012, 2011 and 2010 is reconciled as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in rates resulting from:
State and local taxes, net	0.7	1.6	1.8
Foreign rate differences	(2.8)	(3.1)	(3.8)
Non-deductible compensation	0.5	1.0	3.5
Foreign earnings not permanently reinvested	2.3	3.4	6.8
Tax settlements and related adjustments	0.6	—	—
Goodwill impairment	—	3.4	—
Valuation allowance	0.4	(2.3)	(0.3)
Venezuela devaluation and inflationary adjustments and tax exempt income	(1.6)	(1.5)	5.9
Foreign dividends	1.2	1.3	0.9
Non-deductible transaction costs	0.2	—	3.1
Other	1.2	(0.8)	0.6

Reported income tax rate	37.7%	38.0%	53.5%

Deferred Tax Assets Liabilities

Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

(in millions)	2012	2011
Intangibles	$(389.4)	$(370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)

Gross deferred tax liabilities	(641.3)	(618.4)

Net operating loss	40.1	40.0
Accounts receivable allowances	12.0	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19.0	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9

Gross deferred tax assets	290.4	331.1

Valuation allowance	(28.1)	(26.9)

Net deferred tax liability	$(379.0)	(314.2)

Activity Related to Unrecognized Tax Benefit

The following table sets forth the details and the activity related to unrecognized tax benefit as of and for the years ended December 31, 2012 and 2011:

(in millions)	2012	2011
Unrecognized tax benefits, January 1,	$57.8	$55.7
Increases (decreases):
Acquisitions	0.6	—
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period	—	(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1.0)

Unrecognized tax benefits, December 31,	$75.1	$57.8